Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land and land improvements	$ 122.4	$ 106.6
Machinery and equipment	3,385.4	3,179.7
Buildings	792.4	765.9
Construction in progress	341.0	284.6
Property, plant and equipment	4,641.2	4,336.8
Less accumulated depreciation	(2,983.1)	(2,899.7)
Net of depreciation	$ 1,658.1	$ 1,437.1
Land and Land Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years